Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 34,256	R 38,910
Tax effect if remitted	795	1,012
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	22,766	26,123
Tax effect if remitted	458	587
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	3,903	4,984
Tax effect if remitted	312	399
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	7,587	7,803
Tax effect if remitted	R 25	R 26